Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 05, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 05, 2017
Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016